Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Commitments
The Company leases office facilities under non-cancellable operating leases exceeding one year. Future minimum lease commitments under these leases at March 31, 2013 are as follows:

March 31, 2013
(In thousands)
Remaining 2013	$134
2014	178
2015	127
2016	68
2017	34
Thereafter	—
Total	$541
Future minimum lease commitments under these leases at December 31, 2012 are as follows:

2013	$179,000
2014	178,000
2015	127,000
2016	68,000
2017	34,000
Thereafter	—
Total	$586,000